Provisions (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of other provisions [line items]
Current provisions		$ 500
Current provisions	$ 759
Reversal [Member]
Disclosure of other provisions [line items]
Other reversals of provisions	(135)	(180)
Interest charges [Member]
Disclosure of other provisions [line items]
Interest charges for labor provision	0	4
Additions [Member]
Disclosure of other provisions [line items]
Additional provisions, other provisions	$ 461	$ 109